UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-09833
Investment Grade Income Portfolio
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
December 31
Date of Fiscal Year End
December 31, 2011
Date of Reporting Period

Item 1. Reports to Stockholders

Investment Grade Income Portfolio

December 31, 2011

Portfolio of Investments

Corporate Bonds — 32.5%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive — 0.5%

Ford Motor Co., 7.45%, 7/16/31(1)	$500	$602,500

		$602,500

Automotive & Auto Parts — 0.3%

O’Reilly Automotive, Inc., 4.875%, 1/14/21	$415	$442,208

		$442,208

Banks — 5.6%

American Express Co., 8.125%, 5/20/19	$440	$569,526
Bank of America Corp., 5.65%, 5/1/18	890	848,834
Capital One Bank (USA), NA, 8.80%, 7/15/19	320	366,489
Citigroup, Inc., 5.85%, 8/2/16	745	783,707
Citigroup, Inc., 8.50%, 5/22/19	520	612,775
Fifth Third Bancorp, 3.625%, 1/25/16	500	507,867
JPMorgan Chase & Co., 4.35%, 8/15/21	1,360	1,375,620
Merrill Lynch & Co., 5.70%, 5/2/17	200	183,924
Morgan Stanley, 3.45%, 11/2/15(1)	800	737,329
PNC Funding Corp., 5.125%, 2/8/20(1)	565	639,292
Wells Fargo & Co., 4.60%, 4/1/21(1)	550	604,092

		$7,229,455

Beverages — 1.1%

Anheuser-Busch Cos., Inc., 5.50%, 1/15/18(1)	$175	$202,068
Anheuser-Busch Cos., Inc., 6.45%, 9/1/37	380	509,669
Dr Pepper Snapple Group, Inc., 2.90%, 1/15/16(1)	710	737,196

		$1,448,933

Broadcasting and Cable — 0.6%

Time Warner, Inc., 5.875%, 11/15/16	$620	$716,543

		$716,543

Chemicals — 0.5%

Dow Chemical Co. (The), 4.125%, 11/15/21(1)	$650	$667,774

		$667,774

Commercial Services — 1.4%

Hillenbrand, Inc., 5.50%, 7/15/20	$400	$429,448
Waste Management, Inc., 7.375%, 3/11/19(1)	460	579,929
Western Union Co. (The), 6.20%, 11/17/36	700	745,975

		$1,755,352

Communications Services — 1.2%

Crown Castle International Corp., 9.00%, 1/15/15	$270	$293,963
Motorola Solutions, Inc., 6.00%, 11/15/17(1)	550	617,400
Qwest Corp., 7.625%, 6/15/15	640	712,564

		$1,623,927

Diversified Manufacturing — 2.5%

Caterpillar, Inc., 3.90%, 5/27/21	$450	$494,820
Ingersoll-Rand Co., MTN, 6.015%, 2/15/28	1,310	1,560,368
Joy Global, Inc., 5.125%, 10/15/21	465	497,136
Tyco Electronics Group SA, 6.55%, 10/1/17	620	717,269

		$3,269,593

Drugs — 0.3%

Merck & Co., Inc., MTN, 5.76%, 5/3/37	$335	$431,369

		$431,369

Electric Utilities — 1.0%

Comision Federal de Electricidad, 4.875%, 5/26/21(2)	$500	$520,000
PPL Energy Supply, LLC, 6.50%, 5/1/18	650	739,857

		$1,259,857

Energy — 1.0%

Cameron International Corp., 4.50%, 6/1/21	$600	$645,087
Petrobras International Finance Co., 7.875%, 3/15/19(1)	570	683,065

		$1,328,152

Financial Services — 2.1%

AWAS Aviation Capital, Ltd., 7.00%, 10/17/16(2)	$542	$545,112
CIT Group, Inc., 7.00%, 5/1/17(1)	400	400,500
General Electric Capital Corp., 5.625%, 5/1/18(1)	590	661,512
Invesco, Ltd., 5.375%, 12/15/14	650	697,365
Janus Capital Group, Inc., 6.70%, 6/15/17	370	393,176

		$2,697,665

Foods — 0.9%

Kraft Foods, Inc., 5.375%, 2/10/20	$510	$589,252
Kraft Foods, Inc., 6.50%, 2/9/40	120	156,388
Ralcorp Holdings, Inc., 4.95%, 8/15/20(1)	365	372,603

		$1,118,243

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Foods-Retail — 0.6%

Safeway, Inc., 5.00%, 8/15/19	$730	$779,801

		$779,801

Health Services — 1.0%

HCA, Inc., 6.50%, 2/15/20	$500	$520,000
Laboratory Corp. of America Holdings, 3.125%, 5/15/16	400	416,020
McKesson Corp., 6.50%, 2/15/14	340	376,499

		$1,312,519

Insurance — 1.2%

Prudential Financial, Inc., MTN, 6.00%, 12/1/17	$595	$662,736
UnitedHealth Group, Inc., 3.375%, 11/15/21(1)	630	652,642
Willis Group Holdings PLC, 4.125%, 3/15/16	265	269,453

		$1,584,831

Lodging and Gaming — 1.1%

International Game Technology, 7.50%, 6/15/19	$100	$115,362
Penn National Gaming, Inc., 8.75%, 8/15/19(1)	540	589,950
Starwood Hotels & Resorts Worldwide, Inc., 7.375%, 11/15/15(1)	650	737,750

		$1,443,062

Medical Products — 0.5%

Bio-Rad Laboratories, Inc., 8.00%, 9/15/16	$560	$616,000

		$616,000

Office Equipment / Supplies — 0.6%

Xerox Corp., 7.20%, 4/1/16	$650	$738,280

		$738,280

Oil and Gas-Equipment and Services — 1.1%

Ensco PLC, 3.25%, 3/15/16	$720	$735,365
Weatherford International, Inc., 6.35%, 6/15/17	630	704,812

		$1,440,177

Pipelines — 0.9%

Energy Transfer Partners, L.P., 5.95%, 2/1/15	$520	$562,530
Kinder Morgan Energy Partners, L.P., 5.85%, 9/15/12	640	660,766

		$1,223,296

Real Estate Investment Trusts (REITs) — 1.3%

Boston Properties, LP, 3.70%, 11/15/18(1)	$400	$408,926
BRE Properties, Inc., 5.50%, 3/15/17	660	717,029
DDR Corp., 9.625%, 3/15/16	430	500,723

		$1,626,678

Retail-Specialty and Apparel — 3.0%

AutoZone, Inc., 4.00%, 11/15/20(1)	$750	$769,529
Home Depot, Inc., 5.875%, 12/16/36	730	917,642
Limited Brands, Inc., 6.625%, 4/1/21	470	500,550
Macy’s Retail Holdings, Inc., 5.90%, 12/1/16	650	727,294
Nordstrom, Inc., 4.00%, 10/15/21	700	730,860
Toys “R” Us, 10.75%, 7/15/17	250	274,688

		$3,920,563

Tobacco — 0.6%

Philip Morris International, Inc., 5.65%, 5/16/18(1)	$612	$724,678

		$724,678

Toys, Games & Hobbies — 0.6%

Hasbro, Inc., 6.35%, 3/15/40	$735	$795,892

		$795,892

Transportation — 1.0%

Kansas City Southern Mexico, 8.00%, 2/1/18(1)	$500	$552,500
Southwest Airlines Co., 5.125%, 3/1/17	730	770,405

		$1,322,905

Total Corporate Bonds
(identified cost $40,268,444)		$42,120,253

Agency Mortgage-Backed Securities — 28.7%

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.:
Gold Pool #B10129, 3.50%, 10/1/18	$296	$311,308
Gold Pool #G04309, 5.50%, 5/1/38	3,288	3,562,558
Gold Pool #G18176, 5.00%, 4/1/22	518	556,136
Pool #A97620, 4.50%, 3/1/41	1,780	1,886,480
Pool #C03517, 4.50%, 9/1/40	1,899	2,012,354
Pool #G05958, 5.00%, 8/1/40	902	970,431
Pool #G06091, 5.50%, 5/1/40	1,751	1,897,074
Pool #G08348, 5.00%, 6/1/39	995	1,069,036

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

Federal Home Loan Mortgage Corp.: (continued)

Pool #G18309, 4.50%, 5/1/24	$1,118	$1,185,443
Pool #Q00285, 4.50%, 4/1/41	2,714	2,876,700
Pool #Q04096, 4.00%, 10/1/41	516	541,191

		$16,868,711

Federal National Mortgage Association:
Pool #190405, 4.00%, 10/1/40	$1,478	$1,552,897
Pool #256673, 5.50%, 4/1/37	2,377	2,585,718
Pool #889040, 5.00%, 6/1/37	1,403	1,515,483
Pool #890397, 3.50%, 12/1/26	263	275,870
Pool #918109, 5.00%, 5/1/37	2,783	3,005,626
Pool #929009, 6.00%, 1/1/38	1,886	2,074,465
Pool #AA3263, 5.00%, 2/1/39	811	883,010
Pool #AB1652, 3.50%, 10/1/40	385	396,512
Pool #AC8540, 4.50%, 12/1/24	757	807,129
Pool #AE0949, 4.00%, 2/1/41	1,207	1,268,360
Pool #AE0971, 4.00%, 5/1/25	445	469,507
Pool #AE7535, 4.00%, 10/1/40	1,327	1,395,065
Pool #AE7758, 3.50%, 11/1/25	899	940,961
Pool #AH6827, 4.00%, 3/1/26	662	698,839
Pool #AH9055, 4.50%, 4/1/41	1,937	2,060,697
Pool #AJ4053, 4.00%, 10/1/41	198	208,006

		$20,138,145

Government National Mortgage Association,
Pool #781412, 6.50%, 2/15/17	$174	$186,895

		$186,895

Total Agency Mortgage-Backed Securities
(identified cost $35,504,457)		$37,193,751

Commercial Mortgage-Backed Securities — 8.4%

	Principal
	Amount
Security	(000’s omitted)	Value

BSCMS, Series 2002-TOP8, Class A2,
4.83%, 8/15/38	$301	$305,186
BSCMS, Series 2004-T14, Class A4,
5.20%, 1/12/41(3)	350	372,423
CGCMT, Series 2004-C1, Class A3,
5.251%, 4/15/40(3)	277	286,490
CGCMT, Series 2004-C1, Class A4,
5.364%, 4/15/40(3)	400	428,787
CSFB, Series 2003-C3, Class A5,
3.936%, 5/15/38	300	306,909
CSFB, Series 2003-C3, Class D,
4.131%, 5/15/38	425	422,747
DBUBS, Series 2011-LC1A, Class A1,
3.742%, 11/10/46(2)	590	620,369
ESAT, Series 2010-ESHA, Class C,
4.86%, 11/5/27(2)	500	507,821
GECMC, Series 2004-C1, Class A3,
4.596%, 11/10/38	332	345,859
GECMC, Series 2004-C2, Class A4,
4.893%, 3/10/40	400	422,994
GMACC, Series 2002-C3, Class A2,
4.93%, 7/10/39	349	355,474
JPMCC, Series 2003-CB7, Class A4,
4.879%, 1/12/38(3)	407	427,495
JPMCC, Series 2004-CBX, Class A4,
4.529%, 1/12/37	104	103,833
JPMCC, Series 2005-LDP1, Class A3,
4.865%, 3/15/46	300	315,979
JPMCC, Series 2010-C2, Class C,
5.528%, 11/15/43(2)(3)	500	484,606
JPMCC, Series 2011-C3, Class A2,
3.673%, 2/15/46(2)	675	706,513
LB-UBS, Series 2002-C2, Class A4,
5.594%, 6/15/31	271	273,534
LB-UBS, Series 2002-C4, Class A3,
4.071%, 9/15/26	37	37,247
LB-UBS, Series 2003-C7, Class A4,
4.931%, 9/15/35(3)	300	313,350
MSC, Series 2003-IQ6, Class A4,
4.97%, 12/15/41	470	496,827
MSC, Series 2004-IQ8, Class A5,
5.11%, 6/15/40(3)	380	406,712
MSDWC, Series 2003-HQ2, Class A2,
4.92%, 3/12/35	300	308,958
NCUA Guaranteed Notes, Series 2010-C1, Class A1,
1.60%, 10/29/20	717	726,472
NCUA Guaranteed Notes, Series 2010-R1, Class 2A,
1.84%, 10/7/20	312	313,555
NCUA Guaranteed Notes, Series 2010-R3, Class 3A,
2.40%, 12/8/20	385	390,887
RBSCF, Series 2010-MB1, Class C,
4.673%, 4/15/24(2)(3)	325	315,862
WBCMT, Series 2004-C10, Class A4,
4.748%, 2/15/41	410	430,658

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Portfolio of Investments — continued

	Principal
	Amount
Security	(000’s omitted)	Value

WFCM, Series 2010-C1, Class C,
5.587%, 11/15/43(2)(3)	$500	$489,881

Total Commercial Mortgage-Backed Securities
(identified cost $10,668,089)		$10,917,428

Asset-Backed Securities — 1.0%

	Principal
	Amount
Security	(000’s omitted)	Value

Automotive — 0.7%

AESOP, Series 2010-3A, Class B,
6.74%, 5/20/16(2)	$850	$927,833

		$927,833

Financial Services — 0.3%

FUEL Trust, Series 2011-1,
4.207%, 4/15/16(2)	$450	$454,350

		$454,350

Total Asset-Backed Securities
(identified cost $1,300,000)		$1,382,183

U.S. Treasury Obligations — 25.6%

	Principal
	Amount
Security	(000’s omitted)	Value

U.S. Treasury Bond, 3.875%, 8/15/40	$4,085	$4,886,681
U.S. Treasury Bond, 4.50%, 2/15/36	905	1,183,429
U.S. Treasury Bond, 4.50%, 5/15/38	625	822,852
U.S. Treasury Bond, 5.375%, 2/15/31	755	1,075,757
U.S. Treasury Bond, 6.875%, 8/15/25	2,920	4,495,431
U.S. Treasury Note, 1.375%, 11/15/12	1,130	1,142,228
U.S. Treasury Note, 2.625%, 8/15/20	2,685	2,895,815
U.S. Treasury Note, 4.00%, 2/15/15	5,630	6,255,020
U.S. Treasury Note, 4.25%, 11/15/13	7,300	7,842,083
U.S. Treasury Note, 4.625%, 2/15/17	2,200	2,611,468

Total U.S. Treasury Obligations
(identified cost $31,135,060)		$33,210,764

Preferred Securities — 1.4%

Security	Shares	Value

Diversified Financial Services — 0.6%

PPTT, 2006-A GS, Class A, 6.063%(2)(4)	8,000	$806,251

		$806,251

Insurance — 0.8%

American Overseas Group, Ltd., 7.50%(4)(5)	2,000	$1,000,125

		$1,000,125

Total Preferred Securities
(identified cost $2,824,568)		$1,806,376

Interest Rate Swaptions — 0.1%

	Expiration	Notional
Description	Date	Amount	Value

Options to receive 3-month USD-LIBOR-BBA Rate and pay 3.347%	9/6/12	$20,000,000	$117,760

Total Interest Rate Swaptions
(identified cost $979,000)			$117,760

Short-Term Investments — 3.9%

	Interest
Description	(000’s omitted)	Value

Eaton Vance Cash Collateral Fund, LLC, 0.04%(6)(7)	$3,050	$3,049,525
Eaton Vance Cash Reserves Fund, LLC, 0.06%(7)	1,984	1,984,494

Total Short-Term Investments
(identified cost $5,034,019)		$5,034,019

Total Investments — 101.6%
(identified cost $127,713,637)		$131,782,534

Other Assets, Less Liabilities — (1.6)%		$(2,075,170)

Net Assets — 100.0%		$129,707,364

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AESOP	- Avis Budget Rental Car Funding LLC
BSCMS	- Bear Stearns Commercial Mortgage Securities, Inc.
CGCMT	- Citigroup Commercial Mortgage Trust
CSFB	- Credit Suisse First Boston Mortgage Securities Corp.
DBUBS	- DBUBS Mortgage Trust
ESAT	- Extended Stay America Trust

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Portfolio of Investments — continued

FUEL	- Ford Upgrade Exchange Linked Notes
GECMC	- General Electric Commercial Mortgage Corp.
GMACC	- GMAC Commercial Mortgage Securities, Inc.
JPMCC	- JPMorgan Chase Commercial Mortgage Securities Corp.
LB-UBS	- LB-UBS Commercial Mortgage Trust
MSC	- Morgan Stanley Capital I
MSDWC	- Morgan Stanley Dean Witter Capital I
MTN	- Medium-Term Note
NCUA	- National Credit Union Administration
PPTT	- Preferred Pass-Through Trust 2006
RBSCF	- Royal Bank of Scotland Commercial Funding
WBCMT	- Wachovia Bank Commercial Mortgage Trust
WFCM	- Wells Fargo Commercial Mortgage Trust

(1)	All or a portion of this security was on loan at December 31, 2011.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At December 31, 2011, the aggregate value of these securities is $6,378,598 or 4.9% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly.

(4)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2011.

(5)	Non-income producing security.

(6)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at December 31, 2011. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities.

(7)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2011.

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Statement of Assets and Liabilities

Assets	December 31, 2011

Unaffiliated investments, at value including $2,989,008 of securities on loan (identified cost, $122,679,618)	$126,748,515
Affiliated investments, at value (identified cost, $5,034,019)	5,034,019
Interest receivable	1,094,953
Interest receivable from affiliated investment	145
Securities lending income receivable	694

Total assets	$132,878,326

Liabilities

Collateral for securities loaned	$3,049,525
Payable to affiliates:
Investment adviser fee	48,152
Trustees’ fees	1,215
Accrued expenses	72,070

Total liabilities	$3,170,962

Net Assets applicable to investors’ interest in Portfolio	$129,707,364

Sources of Net Assets

Net proceeds from capital contributions and withdrawals	$125,638,467
Net unrealized appreciation	4,068,897

Total	$129,707,364

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Statement of Operations

Year Ended
Investment Income	December 31, 2011

Interest	$5,337,439
Dividends	133,886
Securities lending income, net	7,976
Interest allocated from affiliated investment	3,518
Expenses allocated from affiliated investment	(393)

Total investment income	$5,482,426

Expenses

Investment adviser fee	$622,848
Trustees’ fees and expenses	4,883
Custodian fee	88,340
Legal and accounting services	65,621
Miscellaneous	4,900

Total expenses	$786,592

Deduct —
Reduction of custodian fee	$24

Total expense reductions	$24

Net expenses	$786,568

Net investment income	$4,695,858

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$4,113,124
Investment transactions allocated from affiliated investments	1,204
Swap contracts	(4,513)

Net realized gain	$4,109,815

Change in unrealized appreciation (depreciation) —
Investments	$837,831
Swap contracts	20,071

Net change in unrealized appreciation (depreciation)	$857,902

Net realized and unrealized gain	$4,967,717

Net increase in net assets from operations	$9,663,575

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Statements of Changes in Net Assets

	Year Ended December 31,

Increase (Decrease) in Net Assets	2011	2010

From operations —
Net investment income	$4,695,858	$5,396,997
Net realized gain from investment transactions, written options and swap contracts	4,109,815	4,768,005
Net change in unrealized appreciation (depreciation) from investments and swap contracts	857,902	(44,988)

Net increase in net assets from operations	$9,663,575	$10,120,014

Capital transactions —
Contributions	$21,521,598	$48,925,462
Withdrawals	(45,496,404)	(44,553,984)

Net increase (decrease) in net assets from capital transactions	$(23,974,806)	$4,371,478

Net increase (decrease) in net assets	$(14,311,231)	$14,491,492

Net Assets

At beginning of year	$144,018,595	$129,527,103

At end of year	$129,707,364	$144,018,595

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Supplementary Data

	Year Ended December 31,

Ratios/Supplemental Data	2011	2010	2009	2008	2007

Ratios (as a percentage of average daily net assets):
Expenses(1)	0.57%	0.57%	0.57%	0.57%	0.73%
Net investment income	3.39%	3.87%	4.35%	4.82%	4.50%
Portfolio Turnover	100%	91%	94%	70%	130%

Total Return	7.34%	7.53%	5.99%	4.66%	5.56%

Net assets, end of year (000’s omitted)	$129,707	$144,019	$129,527	$142,766	$125,703

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

See Notes to Financial Statements.

Investment Grade Income Portfolio

December 31, 2011

Notes to Financial Statements

1 Significant Accounting Policies

Investment Grade Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income and total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2011, Eaton Vance Balanced Fund and Eaton Vance Investment Grade Income Fund held an interest of 55.9% and 33.7%, respectively, in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

A Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value.

Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. The value of preferred equity securities that are valued by a pricing service on a bond basis will be adjusted by an income factor, to be determined by the investment adviser, to reflect the next anticipated regular dividend. Interest rate swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by the counterparty, so determined using the same techniques as those employed by the pricing service. Credit default swaps are normally valued using valuations provided by a third party pricing service. The pricing services employ electronic data processing techniques to determine the present value based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) and Eaton Vance Cash Collateral Fund, LLC (Cash Collateral Fund), affiliated investment companies managed by Eaton Vance Management (EVM). Cash Reserves Fund and Cash Collateral Fund generally value their investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund and Cash Collateral Fund may value their investment securities in the same manner as debt obligations described above.

B Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

D Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and any other items of income, gain, loss, deduction or credit.

Investment Grade Income Portfolio

December 31, 2011

Notes to Financial Statements — continued

As of December 31, 2011, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Portfolio’s federal tax returns filed in the 3-year period ended December 31, 2011 remains subject to examination by the Internal Revenue Service.

E Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Portfolio maintains with SSBT. All credit balances, if any, used to reduce the Portfolio’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. Upfront payments or receipts, if any, are recorded as other assets or other liabilities, respectively, and amortized over the life of the swap contract as realized gains or losses. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

I Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into an interest rate swap, at preset terms, with the seller on the expiration date of the contract. The Portfolio pays a premium to the writer, which is recorded as an investment and subsequently marked to market to reflect the current value of the swaption. Premiums paid for swaptions that expire are treated as realized losses. Premiums paid for swaptions that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying swap transaction to determine the realized gain or loss. The writer of the swaption bears the risk of unfavorable changes in the preset rate of the underlying interest rate swap. The Portfolio’s risk is limited to the premium paid.

2 Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Pursuant to the investment advisory agreement and subsequent fee reduction agreement between the Portfolio and BMR, the fee is computed at an annual rate of 0.45% of the Portfolio’s average daily net assets up to $1 billion and at a reduced rate on average daily net assets of $1 billion or more, and is payable monthly. The fee reduction cannot be terminated without the consent of the Trustees and shareholders. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2011, the Portfolio’s investment adviser fee amounted to $622,848 or 0.45% of the Portfolio’s average daily net assets.

Investment Grade Income Portfolio

December 31, 2011

Notes to Financial Statements — continued

Except for Trustees of the Portfolio who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2011, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities and paydowns, for the year ended December 31, 2011 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$35,492,833	$65,893,038
U.S. Government and Agency Securities	98,326,982	86,047,270

	$133,819,815	$151,940,308

4 Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2011, as determined on a federal income tax basis, were as follows:

Aggregate cost	$127,871,135

Gross unrealized appreciation	$6,117,022
Gross unrealized depreciation	(2,205,623)

Net unrealized appreciation	$3,911,399

5 Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include credit default swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At December 31, 2011, there were no obligations outstanding under these financial instruments.

In the normal course of pursuing its investment objective and its use of derivatives, the Portfolio is subject to the following risks:

Credit Risk: The Portfolio enters into credit default swap contracts to manage its credit risk, to gain a particular exposure to credit risk, or to enhance return.

Interest Rate Risk: The Portfolio holds fixed-rate bonds. The value of these bonds may decrease if interest rates rise. To hedge against this risk, the Portfolio enters into interest rate swaptions.

The non-exchange traded derivatives in which the Portfolio invests, including swaption contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At December 31, 2011, the maximum amount of loss the Portfolio would incur due to counterparty risk was $117,760, representing the fair value of such derivatives in an asset position. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of the Portfolio if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would reduce the amount of any loss incurred.

Investment Grade Income Portfolio

December 31, 2011

Notes to Financial Statements — continued

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at December 31, 2011 was as follows:

Fair Value

Derivative	Asset Derivative	Liability Derivative

Interest Rate Swaptions	$117,760(1)	$—

(1)	Statement of Assets and Liabilities Location: Unaffiliated investments, at value.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended December 31, 2011 was as follows:

		Realized Gain (Loss)		Change in Unrealized
		on Derivatives Recognized		Appreciation (Depreciation) on
Risk	Derivative	in Income		Derivatives Recognized in Income

Credit	Credit Default Swaps	$(4,513	)(1)	$20,071	(2)
Interest Rate	Purchased Options (including
	Interest Rate Swaptions)	(548,010	)(1)	(1,232,110	)(2)

Total		$(552,523)		$(1,212,039)

(1)	Statement of Operations location: Net realized gain (loss) – Swap contracts and Investment transactions, respectively.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Swap contracts and Investments, respectively.

The average notional amounts of swaptions and swap contracts outstanding during the year ended December 31, 2011, which are indicative of the volume of these derivative types, were approximately $26,923,000 and $2,000,000, respectively.

6 Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $600 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2011.

7 Securities Lending Agreement

The Portfolio has established a securities lending agreement with SSBT as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or U.S. Government securities in an amount at least equal to the market value of the securities on loan. Cash collateral is invested in Cash Collateral Fund. The Portfolio earns interest on the amount invested in Cash Collateral Fund but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. Income earned by the Portfolio from its investment in Cash Collateral Fund, prior to rebates and fees, for the year ended December 31, 2011 amounted to $8,760. At December 31, 2011, the value of the securities loaned and the value of the collateral received amounted to $2,989,008 and $3,049,525, respectively. In the event of counterparty default, the Portfolio is subject to potential loss if it is delayed or prevented from exercising its right to dispose of the collateral. The Portfolio bears risk in the event that invested collateral is not sufficient to meet its obligations due on loans.

8 Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

Investment Grade Income Portfolio

December 31, 2011

Notes to Financial Statements — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Corporate Bonds	$—	$42,120,253	$—	$42,120,253
Agency Mortgage-Backed Securities	—	37,193,751	—	37,193,751
Commercial Mortgage-Backed Securities	—	10,917,428	—	10,917,428
Asset-Backed Securities	—	1,382,183	—	1,382,183
U.S. Treasury Obligations	—	33,210,764	—	33,210,764
Preferred Securities	—	1,806,376	—	1,806,376
Interest Rate Swaptions	—	117,760	—	117,760
Short-Term Investments	—	5,034,019	—	5,034,019

Total Investments	$—	$131,782,534	$—	$131,782,534

The Portfolio held no investments or other financial instruments as of December 31, 2010 whose fair value was determined using Level 3 inputs. At December 31, 2011, the value of investments transferred between Level 1 and Level 2, if any, during the year then ended was not significant.

Investment Grade Income Portfolio

December 31, 2011

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Investment Grade Income Portfolio:

We have audited the accompanying statement of assets and liabilities of Investment Grade Income Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended. These financial statements and supplementary data are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of Investment Grade Income Portfolio as of December 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the supplementary data for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
February 17, 2012

Eaton Vance
Investment Grade Income Fund

December 31, 2011

Management and Organization

Fund Management. The Trustees of Eaton Vance Special Investment Trust (the Trust) and Investment Grade Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 180 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 180 registered investment companies and 1 private investment company managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.
Directorships in the Last Five Years.(1) Director of EVC.

Noninterested Trustees

Scott E. Eston 1956	Trustee	Since 2011	Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).
Directorships in the Last Five Years. None.

Benjamin C. Esty 1963	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration. Directorships in the Last Five Years.(1) None.

Allen R. Freedman 1940	Trustee	Since 2007	Private Investor. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Former Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007). Former Chief Executive Officer of Assurant, Inc. (insurance provider) (1979-2000).
Directorships in the Last Five Years.(1) Director of Stonemor Partners, L.P. (owner and operator of cemeteries). Formerly, Director of Assurant, Inc. (insurance provider) (1979-2011).

William H. Park 1947	Trustee	Since 2003	Consultant and private investor. Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).
Directorships in the Last Five Years.(1) None.

Eaton Vance
Investment Grade Income Fund

December 31, 2011

Management and Organization — continued

Position(s)
with the Trust
	and the		Principal Occupation(s) and Directorships
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years and Other Relevant Experience

Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).
Directorships in the Last Five Years.(1) None.

Helen Frame Peters 1948	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).
Directorships in the Last Five Years.(1) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Lynn A. Stout 1957	Trustee	Of the Trust since 1998 and of the Portfolio since 2000	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law.
Directorships in the Last Five Years.(1) None.

Harriett Tee Taggart 1948	Trustee	Since 2011	Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).
Directorships in the Last Five Years. Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).
Directorships in the Last Five Years.(1) None.

Principal Officers who are not Trustees
Position(s)
with the Trust
	and the		Principal Occupation(s)
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years

Duncan W. Richardson 1957	President of the Trust	Since 2011	Director of EVC and Executive Vice President and Chief Equity Investment Officer of EVC, EVM and BMR.

Thomas H. Luster 1962	President of the Portfolio	Since 2010	Vice President of EVM and BMR.

Payson F. Swaffield 1956	Vice President	Since 2011	Chief Income Investment Officer of EVC. Vice President of EVM and BMR.

Barbara E. Campbell 1957	Treasurer	Of the Trust since 2005 and of the Portfolio since 2008	Vice President of EVM and BMR.

Eaton Vance
Investment Grade Income Fund

December 31, 2011

Management and Organization — continued

Position(s)
with the Trust
	and the		Principal Occupation(s)
Name and Year of Birth	Portfolio	Length of Service	During Past Five Years

Principal Officers who are not Trustees (continued)

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	Vice President since 2011; Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR.

(1)	During their respective tenures, the Trustees (except Mr. Eston and Ms. Taggart) also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance
Investment Grade Income Fund

December 31, 2011

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Investment Grade Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator of Eaton Vance Investment Grade Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Fund Offices
Two International Place
Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

2978-2/12	IGISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a consultant and private investor. Previously, he served as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management

Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2010 and December 31, 2011 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/10	12/31/11

Audit Fees	$35,990	$36,350

Audit-Related Fees(1)	$0	$0

Tax Fees(2)	$17,000	$17,170

All Other Fees(3)	$900	$0

Total	$53,890	$53,520

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2010 and December 31, 2011; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/10	12/31/11

Registrant	$17,900	$17,170

Eaton Vance(1)	$250,973	$334,561

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.

Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Investment Grade Income Portfolio

By:	/s/ Thomas H. Luster Thomas H. Luster
President

Date:	February 17, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell Barbara E. Campbell Treasurer

Date:	February 17, 2012

By:	/s/ Thomas H. Luster Thomas H. Luster President

Date:	February 17, 2012